Discontinued Operations and Dispositions - Summary of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 12,806		$ 48,549	$ 49,124	$ 107,189	$ 124,763
Cost of revenue	146	2,882	1,257	14,668	(2,176)	26,694	36,502
Selling, general and administrative	680	469	3,023	31,030	23,542	107,808	101,873
Impairment expense					516	11,250
Depreciation and amortization					2,599	4,412	5,440
Operating (loss) income	(826)	9,455	(4,280)	2,851	24,643	(42,975)	(19,052)
Other income (expense):
Interest expense, net	(2,559)	3,613	(5,917)	1,493	(1,217)	(8,898)	(6,368)
Loss on sale of businesses, net				(27,708)	(27,709)	(8,266)
Other, net	(392)	(4,283)	(2,044)	(880)	1,988	(2,607)	(2,161)
Total other expense, net	(2,951)	(670)	(7,961)	(27,095)	(26,938)	(19,771)	(8,529)
(Loss) income from discontinuing operations before income taxes	(3,777)	8,785	(12,241)	(24,244)	(2,295)	(62,746)	(27,581)
(Benefit) provision for income taxes	(2,041)	5,770	(4,224)	(3,349)	4,881	(13,799)	(4,120)
Net (loss) income from discontinued operations	$ (1,736)	$ 3,015	$ (8,017)	$ (20,895)	$ (7,176)	$ (48,947)	$ (23,461)